OTHER LONG-TERM LIABILITIES - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities [Line Items]
Deferred rent liabilities	$ 5,591	$ 4,799
Retention payables	1,608
Other deposits received	213	196
Payables for acquisition of assets and liabilities		22,905
Other Long-term Liabilities	$ 7,412	$ 27,900